Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 99.0%
	APPAREL & TEXTILE PRODUCTS - 0.6%
5,195	Cie Financiere Richemont SA	$344,776
1,660	Swatch Group AG	352,113
		696,889
	ASSET MANAGEMENT - 1.3%
15,864	Franklin Resources, Inc. ^	334,096
4,052	Groupe Bruxelles Lambert SA	375,952
225,613	Melrose Industries PLC	307,522
385	Partners Group Holding AG	392,418
		1,409,988
	AUTOMOTIVE - 1.7%
4,342	Aptiv PLC ^	373,933
9,653	BorgWarner, Inc. ^	391,815
3,154	Cie Generale des Etablissements Michelin	356,909
14,659	Nokian Renkaat OYJ	409,008
13,113	Valeo SA	401,472
		1,933,137
	BANKING - 5.2%
58,048	Bank Hapoalim BM	352,263
66,445	Bank Leumi Le-Israel BM	340,972
75,074	Commerzbank AG *	436,623
7,098	Commonwealth Bank of Australia	358,424
34,279	Credit Agricole SA	352,074
24,135	Danske Bank A/S	374,317
162,990	Investec PLC	321,570
65,602	Itau Unibanco Holding SA	284,249
5,783	KBC Group NV	332,668
4,032	Macquarie Group Ltd.	380,784
5,494	mBank SA *	281,698
449,031	Metropolitan Bank & Trust Co.	310,251
26,247	National Australia Bank Ltd.	348,039
129,656	Natixis SA	357,418
53,726	Nedbank Group Ltd.	304,414
28,946	People’s United Financial, Inc.	306,249
17,928	Raiffeisen Bank International AG *	321,615
		5,763,628
	BIOTECHNOLOGY & PHARMACEUTICAL - 1.5%
2,961	Alexion Pharmaceuticals, Inc. *	338,205
3,208	Incyte Corp. *	309,091
544	Regeneron Pharmaceuticals, Inc. *	337,242
1,997	Seattle Genetics, Inc. *	316,205
1,156	Vertex Pharmaceuticals, Inc. *	322,663
		1,623,406
	CHEMICALS - 6.2%
2,230	Air Liquide SA	370,842
1,928,837	AKR Corporindo Tbk PT	384,112
3,798	Akzo Nobel NV	376,732
3,587	Arkema SA	398,529

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	CHEMICALS (continued) - 6.2%
2,962	Avery Dennison Corp.	$341,785
6,376	Brenntag AG	400,027
11,472	CF Industries Holdings, Inc. ^	374,331
5,156	Croda International PLC	407,314
4,931	Eastman Chemical Co. ^	360,505
91	Givaudan SA	383,020
108,464	ICL Group Ltd.	404,182
9,740	Imerys SA	396,284
2,772	International Flavors & Fragrances, Inc.	343,146
12,228	Johnson Matthey PLC	388,851
49,444	K+S AG	345,098
5,181	LyondellBasell Industries NV	339,252
27,128	Mosaic Co.	494,543
3,151	PPG Industries, Inc.	379,380
		6,887,933
	COMMERCIAL SUPPORT SERVICES - 2.8%
15,531	Bureau Veritas SA	352,819
1,255	Cintas Corp.	418,216
7,657	Edenred	396,240
232,213	G4S PLC	446,484
4,949	Intertek Group PLC	389,371
7,706	Randstad Holding NV	402,462
4,202	Republic Services, Inc.	389,609
3,291	Waste Management, Inc.	375,174
		3,170,375
	CONSTRUCTION MATERIALS - 1.6%
19,816	ACC Ltd.	355,844
17,266	James Hardie Industries PLC - ADR	393,671
7,836	LafargeHolcim Ltd.	373,329
1,613	Martin Marietta Materials, Inc.	327,229
2,858	Vulcan Materials Co. ^	342,960
		1,793,033
	CONSUMER SERVICES - 0.2%
257,168	Cogna Educacao	270,017

	CONTAINERS & PACKAGING - 1.7%
33,348	Amcor Ltd. - ADR	373,637
45,462	Brambles Ltd.	372,862
9,811	International Paper Co.	355,845
10,860	Sealed Air Corp. ^	426,798
12,444	Westrock Co.	377,427
		1,906,569
	DIVERSIFIED INDUSTRIALS - 2.1%
14,866	Alfa Laval AB	364,370
3,606	Dover Corp.	396,083
5,529	Emerson Electric Co.	384,100
2,359	Honeywell International, Inc.	390,532
1,980	Illinois Tool Works, Inc.	391,149

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	DIVERSIFIED INDUSTRIALS (continued) - 2.1%
8,929	Pentair PLC	$403,055
		2,329,289
	ELECTRIC UTILITIES - 4.4%
356,240	Aboitiz Equity Ventures, Inc.	352,676
24,700	AES Corp.	438,425
28,816	AGL Energy Ltd.	315,401
8,269	Avangrid, Inc. ^	397,243
18,805	CenterPoint Energy, Inc.	377,416
154,396	Cia Energetica de Minas Gerais	297,484
38,677	Enel SpA	351,035
3,598	Entergy Corp.	356,706
8,817	FirstEnergy Corp.	252,078
256,104	NTPC Ltd.	335,406
80,967	Origin Energy Ltd.	335,323
4,734	Pinnacle West Capital Corp. ^	347,239
13,272	PPL Corp.	366,705
3,925	WEC Energy Group, Inc. ^	369,264
		4,892,401
	ELECTRICAL EQUIPMENT - 2.8%
15,378	ABB Ltd.	392,285
3,331	Allegion PLC ^	344,392
3,770	AMETEK, Inc.	379,639
9,825	Johnson Controls International PLC	400,172
4,768	Kone OYJ	409,653
14,454	Prysmian SpA	405,190
847	Roper Technologies, Inc.	361,830
1,426	Schindler Holding AG	381,819
		3,074,980
	ENGINEERING & CONSTRUCTION - 1.2%
17,371	Boskalis Westminster	364,806
24,934	Fluor Corp. ^	237,372
4,007	Jacobs Engineering Group, Inc.	361,712
3,636	Vinci SA	341,703
		1,305,593
	FOOD - 1.7%
13,901	Associated British Foods PLC	380,816
3,211	J M Smucker Co. ^	385,898
1,982	McCormick & Co., Inc. ^	408,688
38,352	Orkla ASA	392,978
296,264	Sime Darby Plantation Bhd *	362,729
		1,931,109
	FOREST & PAPER PRODUCTS - 0.3%
11,391	UPM-Kymmene OYJ	346,162

	GAS & WATER UTILITIES - 0.5%
30,018	Cia de Saneamento Basico do Estado de Sao Paulo *	263,688
14,962	NiSource Inc	331,558
		595,246

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 2.0%
3,308	AmerisourceBergen Corp. ^	$320,975
5,236	Centene Corp. *	321,072
4,317	DaVita, Inc. *	374,543
3,450	HCA Healthcare, Inc.	468,234
5,759	Henry Schein, Inc. *	382,628
7,440	Ramsay Health Care Ltd.	357,977
		2,225,429
	HOME & OFFICE PRODUCTS - 0.4%
9,625	Leggett & Platt, Inc. ^	394,625

	HOME CONSTRUCTION - 1.7%
6,060	DR Horton, Inc.	432,502
684	Geberit AG	395,458
5,585	Lennar Corp. ^	417,870
3,290	Mohawk Industries, Inc. *	303,766
11,246	Persimmon PLC	394,515
		1,944,111
	INDUSTRIAL SUPPORT SERVICES - 1.5%
8,097	Fastenal Co.	395,619
4,125	Ferguson PLC	407,389
31,200	Rexel SA	418,286
2,233	United Rentals, Inc. * ^	395,353
		1,616,647
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
3,658	Intercontinental Exchange, Inc.	388,589
3,261	London Stock Exchange Group PLC	384,236
		772,825
	INSURANCE - 3.8%
3,261	Assurant, Inc.	396,407
5,358	Cincinnati Financial Corp. ^	425,479
99,079	Direct Line Insurance Group PLC	391,220
18,084	Gjensidige Forsikring ASA	387,812
4,570	Globe Life, Inc.	376,934
82,668	Insurance Australia Group Ltd.	291,624
122,812	Legal & General Group PLC	357,326
366	Markel Corp. *	397,780
64,194	RSA Insurance Group PLC	386,185
9,632	Sampo OYJ	388,549
20,821	Unum Group	384,772
		4,184,088
	INTERNET MEDIA & SERVICES - 1.0%
1,838	Naspers Ltd	335,540
12,819	Trip.com Group Ltd. *	387,647
1,651	VeriSign, Inc. *	354,635
		1,077,822
	LEISURE FACILITIES & SERVICES - 0.3%
11,500	Whitbread PLC	389,414

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	MACHINERY - 2.1%
12,406	Flowserve Corp. ^	$368,210
28,911	IMI PLC	408,395
1,884	Parker-Hannifin Corp.	388,123
19,084	Sandvik AB	375,708
2,464	Snap-on, Inc. ^	365,337
38,672	WEG SA	463,847
		2,369,620
	MEDICAL EQUIPMENT & DEVICES - 5.3%
3,770	Agilent Technologies, Inc.	378,583
2,505	Cochlear Ltd.	355,972
2,154	Coloplast A/S	366,287
12,140	Demant A/S*	363,148
7,636	Dentsply Sirona, Inc. ^	342,627
4,832	Edwards Lifesciences Corp. * ^	414,779
2,561	Essilor International SA	343,343
1,042	IDEXX Laboratories, Inc. *	407,485
932	Illumina, Inc. *	332,929
580	Intuitive Surgical, Inc. *	423,887
427	Mettler-Toledo International, Inc.* ^	414,523
16,942	Smith & Nephew PLC	345,145
93,387	Top Glove Corp. Bhd	589,175
2,817	Varian Medical Systems, Inc.*	489,228
1,842	Waters Corp. *	398,351
		5,965,462
	METALS & MINING - 4.8%
4,817,297	Adaro Energy Tbk PT	358,920
14,465	Anglo American PLC	354,937
29,005	Antofagasta PLC	417,101
16,301	BHP Group PLC	373,840
15,047	Boliden AB	449,930
34,885	Fortescue Metals Group Ltd.	449,422
30,853	Freeport-McMoRan, Inc. ^	481,615
31,955	Fresnillo PLC	540,175
144,258	Grupo Mexico SAB de CV	384,934
15,749	Newcrest Mining Ltd.	372,244
5,775	Newmont Mining Corp. ^	388,542
118,515	Norsk Hydro ASA	380,892
5,928	Rio Tinto PLC	367,894
		5,320,446
	OIL & GAS PRODUCERS - 5.6%
17,200	Ampol Ltd.	330,981
24,227	Apache Corp.	358,560
18,815	Cabot Oil & Gas Corp. ^	356,921
24,521	Cosan SA	373,454
27,613	Devon Energy Corp.	300,153
33,959	Eni SpA	316,784
6,515	EOG Resources, Inc.	295,390
27,908	EQT Corp.	442,900

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	OIL & GAS PRODUCERS (continued) - 5.6%
22,788	Equinor ASA	$371,835
22,140	Kinder Morgan, Inc. ^	305,975
6,152	Koninklijke Vopak NV	338,592
8,812	Marathon Petroleum Corp. ^	312,474
34,672	Noble Energy, Inc.	344,986
17,275	Occidental Petroleum Corp. ^	220,084
9,667	ONEOK, Inc.	265,649
81,389	Petroleo Brasileiro SA *	327,431
3,533	Pioneer Natural Resources Co.	367,185
5,456	Valero Energy Corp.	286,931
17,602	Williams Cos., Inc.	365,418
		6,281,703
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
26,295	Halliburton Co.	425,453
15,924	Helmerich & Payne, Inc. ^	262,428
28,183	National Oilwell Varco, Inc.	338,196
44,166	TechnipFMC PLC	340,078
		1,366,155
	REAL ESTATE INVESTMENT TRUSTS - 6.5%
1,229	American Tower Corp. ^	306,205
9,100	Apartment Investment & Management Co.	327,873
2,200	AvalonBay Communities, Inc. ^	347,732
3,692	Boston Properties, Inc. ^	320,724
67,818	British Land Co. PLC	332,074
4,383	COVIVIO	325,519
2,065	Crown Castle International Corp.	337,111
49,735	Dexus	324,781
493	Equinix, Inc.	389,362
5,815	Equity Residential ^	328,257
1,472	Essex Property Trust, Inc. ^	318,703
32,553	Goodman Group	440,806
111,286	GPT Group	315,215
251,186	Hammerson PLC ^	162,883
12,674	Healthpeak Properties, Inc. ^	350,309
26,197	Kimco Realty Corp.	314,102
45,857	Land Securities Group PLC	354,955
38,070	Macerich Co. ^	301,895
3,737	Prologis, Inc.	380,651
1,815	Public Storage	385,506
4,876	Simon Property Group, Inc. ^	330,837
6,616	SL Green Realty Corp. ^	309,364
		7,304,864
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
21,177	Ayala Corp.	320,374
462,909	Ayala Land, Inc.	274,967
207,546	Mirvac Group	323,865
		919,206

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	RENEWABLE ENERGY - 0.4%
3,231	Vestas Wind Systems A/S	$492,282

	RETAIL - CONSUMER STAPLES - 1.0%
1,134	Costco Wholesale Corp.	394,246
3,810	Dollar Tree, Inc. *	366,789
140,601	Wm Morrison Supermarkets PLC	362,020
		1,123,055
	RETAIL - DISCRETIONARY - 4.2%
308	AutoZone, Inc. * ^	368,463
3,708	CarMax, Inc. * ^	396,496
3,866	Genuine Parts Co. ^	365,105
120,215	Kingfisher PLC	435,080
15,234	Kohl’s Corp.	325,398
2,546	Lowe’s Cos, Inc.	419,301
250,244	Marks & Spencer Group PLC	372,257
5,248	Next PLC	424,279
801	O’Reilly Automotive, Inc. *	372,970
5,900	Pandora A/S	431,838
3,736	Ross Stores, Inc.	340,275
2,646	Tractor Supply Co. ^	393,804
		4,645,266
	SEMICONDUCTORS - 4.1%
2,774	Analog Devices, Inc. ^	324,225
921	ASML Holding NV	346,192
1,099	Broadcom Ltd. ^	381,518
14,537	Infineon Technologies AG	402,649
1,769	KLA Corp. ^	362,893
1,078	Lam Research Corp. ^	362,575
5,624	Maxim Integrated Products, Inc.	384,907
3,284	Microchip Technology, Inc.	360,255
904	NVIDIA Corp.	483,622
2,851	NXP Semiconductors NV	358,542
12,491	STMicroelectronics NV - ADR ^	377,853
3,539	Xilinx, Inc.	368,622
		4,513,853
	SOFTWARE - 3.5%
1,181	ANSYS, Inc. * ^	400,371
3,616	Cadence Design Systems, Inc. *	401,051
4,813	Cerner Corp. *	353,130
1,492	Palo Alto Networks, Inc. *	384,056
39,497	Sage Group PLC	391,663
853	ServiceNow, Inc. * ^	411,163
1,771	Splunk, Inc. * ^	388,433
1,773	Synopsys, Inc. * ^	392,365
77,148	TOTVS SA	404,451
1,428	Veeva Systems, Inc. *	403,082
		3,929,765

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	SPECIALTY FINANCE - 0.3%
2,977	Housing Development Finance Corp	$349,528
15,664	Isracard Ltd. *	8,296
		357,824
	STEEL - 0.7%
8,005	Nucor Corp.	363,907
77,719	Tata Steel Ltd.	436,069
		799,976
	TECHNOLOGY HARDWARE - 1.0%
1,584	Arista Networks, Inc. * ^	353,945
8,064	NetApp, Inc. ^	382,153
35,926	Telefonaktiebolaget LM Ericsson	417,577
		1,153,675
	TECHNOLOGY SERVICES - 3.7%
6,194	Cognizant Technology Solutions	414,131
472	CoStar Group, Inc. *	400,539
1,991	Equifax, Inc.	335,026
2,478	Fidelity National Information Services, Inc.	373,806
1,295	FleetCor Technologies, Inc. *	325,628
2,800	Gartner, Inc. * ^	363,496
35,804	Infosys Ltd.	451,688
4,460	Paychex, Inc. ^	341,056
12,676	Tata Consultancy Services Ltd.	388,723
2,048	Verisk Analytics, Inc.	382,300
15,775	Western Union Co.	372,132
		4,148,525
	TELECOMMUNICATIONS - 0.3%
36,655	Mobile TeleSystems PJSC - ADR ^	341,625

	TRANSPORTATION & LOGISTICS - 4.9%
3,124	Aeroports de Paris	328,034
1,650,380	AirAsia Group Bhd	261,493
81,424	Babcock International Group PLC	296,651
4,309	CH Robinson Worldwide, Inc. ^	423,575
34,632	easyJet PLC	293,618
4,532	Expeditors International of Washington, Inc.	400,583
7,424	Fraport AG Frankfurt Airport	338,812
28,900	Grupo Aeroportuario del Sureste	328,152
2,853	JB Hunt Transport Services, Inc.	400,961
2,316	Kansas City Southern	421,605
2,076	Kuehne + Nagel International AG	403,580
1,961	Norfolk Southern Corp.	416,771
146,571	Royal Mail PLC	352,271
4,790	Ryanair Holdings PLC - ADR	387,511
1,922	Union Pacific Corp.	369,870
		5,423,487
	TRANSPORTATION EQUIPMENT - 0.7%
4,543	PACCAR, Inc.	389,971
21,286	Volvo AB	413,136
		803,107

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,866	Sysco Corp.	$352,781

	WHOLESALE - DISCRETIONARY - 0.4%
12,854	Bunzl PLC	416,847

	TOTAL COMMON STOCKS (Cost $107,660,587)	110,564,240

	STOCK WARRANT - 0.0%
2,243	Occidental Petroleum Corp. * ^	6,617
	TOTAL STOCK WARRANT (Cost $0)	6,617

	SHORT-TERM INVESTMENT
	COLLATERAL FOR SECURITIES LOANED - 16.6% ^^
	MONEY MARKET FUND - 16.6%
18,480,435	Fidelity Government Portfolio - Institutional Class, to yield 0.05% +	18,480,435
	TOTAL MONEY MARKET FUND (Cost $18,480,435)

	TOTAL INVESTMENTS - 115.6% (Cost $126,141,022)	$129,051,292
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.6)%	(17,435,086)
	NET ASSETS - 100.0%	$111,616,206

^	All or a portion of this security is segregated as collateral for securities on loan as of August 31, 2020. The total value of securities on loan as of August 31, 2020 is $18,102,867.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as August 31, 2020 is $18,480,435.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$110,564,240	$—	$—	$110,564,240
Money Market Fund	18,480,435	—	—	18,480,435
Stock Warrant	6,617	—	—	6,617
Total	$129,051,292	$—	$—	$129,051,292

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$127,057,479	$16,367,774	$(14,373,961)	$1,993,813

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 0.9%
9,300	AAR Corp.	$187,674
2,935	Aerovironment, Inc.*	224,205
4,380	Moog, Inc.	264,070
		675,949
	APPAREL & TEXTILE PRODUCTS - 0.7%
10,380	Steven Madden Ltd. ^	219,641
10,200	Wolverine World Wide, Inc. ^	254,796
		474,437
	ASSET MANAGEMENT - 0.6%
33,780	Boston Private Financial Holdings, Inc.	200,653
15,720	Waddell & Reed Financial, Inc. ^	247,590
		448,243
	AUTOMOTIVE - 1.5%
7,455	Gentherm, Inc.* ^	337,190
6,936	Methode Electronics, Inc.	196,358
6,300	Standard Motor Products, Inc.	286,272
3,120	Visteon Corp. * ^	235,342
		1,055,162
	BANKING - 9.6%
8,340	Ameris Bancorp	204,497
19,800	Associated Banc Corp.	266,112
8,040	Bank OZK ^	185,242
5,308	Banner Corp. ^	191,725
10,492	Cathay General Bancorp ^	259,047
3,720	Community Bank System, Inc. ^	223,832
13,020	CVB Financial Corp. ^	237,094
7,140	Eagle Bancorp, Inc.* ^	205,489
38,460	First BanCorp/Puerto Rico ^	220,376
16,740	First Financial Bancorp	229,673
5,951	First Interstate BancSystem, Inc.	195,193
17,040	First Midwest Bancorp, Inc. ^	212,318
23,340	Fulton Financial Corp.	228,265
15,360	Great Western Bancorp, Inc.	213,965
11,267	Hilltop Holdings, Inc. ^	232,100
13,770	Home BancShares, Inc. ^	223,212
27,120	Hope Bancorp, Inc. ^	229,435
8,880	International Bancshares Corp. ^	280,430
7,377	National Bank Holdings Corp. ^	209,802
7,980	NBT Bancorp, Inc.	243,151
18,660	Provident Financial Services, Inc.	245,939
8,408	Renasant Corp.	213,311
5,880	ServisFirst Bancshares, Inc. ^	215,502
13,680	Simmons First National Corp.	233,518
8,340	Southside Bancshares, Inc. ^	229,809
3,240	Tompkins Financial Corp.	214,423
9,300	Trustmark Corp.	218,364
7,859	United Community Banks, Inc.	205,434

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	BANKING (continued) - 9.6%
9,060	Washington Federal, Inc.	$212,457
10,500	WesBanco, Inc. ^	233,310
4,200	Westamerica Bancorporation	255,612
		6,968,637
	BEVERAGES - 0.3%
772	Coca-Cola Consolidated, Inc. ^	210,988

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.5%
39,540	Amneal Pharmaceuticals, Inc. *	162,509
12,240	Coherus Biosciences, Inc. *	232,193
3,300	Emergent BioSolutions, Inc.* ^	376,365
4,560	Enanta Pharmaceuticals, Inc.* ^	237,986
9,480	Halozyme Therapeutics, Inc.* ^	274,873
13,260	Innoviva, Inc.* ^	155,275
2,175	Intercept Pharmaceuticals, Inc.* ^	108,489
21,420	Ironwood Pharmaceuticals, Inc.* ^	216,342
1,740	Ligand Pharmaceuticals, Inc.* ^	177,480
5,640	Momenta Pharmaceuticals, Inc.* ^	294,239
4,020	Pacira Pharmaceuticals, Inc.* ^	251,330
4,994	Prestige Consumer Healthcare, Inc.* ^	181,931
8,760	Supernus Pharmaceuticals, Inc.*	192,632
9,360	Theravance Biopharma, Inc.*	171,569
1,920	United Therapeutics Corp. * ^	205,363
		3,238,576
	CHEMICALS - 4.5%
7,620	Avient Corp. ^	194,462
2,340	Balchem Corp.	228,618
6,060	Cabot Corp.	224,281
12,360	Chemours Co.	255,358
12,720	GCP Applied Technologies, Inc. *	331,483
3,240	Ingevity Corp.*	181,991
18,979	Kronos Worldwide, Inc.	237,048
3,420	Materion Corp.	186,698
5,280	Minerals Technologies, Inc.	267,960
16,380	Olin Corp.	184,275
1,200	Quaker Chemical Corp.	228,000
2,640	Stepan Co.	304,366
8,913	Trinseo SA	222,023
1,020	WD-40 Co. ^	208,468
		3,255,031
	COMMERCIAL SUPPORT SERVICES - 2.8%
5,880	AMN Healthcare Services, Inc.*	316,579
2,806	Corvel Corp.* ^	232,954
22,380	Covanta Holding Corp.	211,267
9,240	Deluxe Corp. ^	262,416
8,783	Healthcare Services Group, Inc. ^	182,686
7,140	HMS Holdings Corp. *	199,135
2,580	Insperity, Inc.	173,815

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	COMMERCIAL SUPPORT SERVICES (continued) - 2.8%
1,208	UniFirst Corp.	$232,685
5,100	US Ecology, Inc. ^	189,363
		2,000,900
	CONSTRUCTION MATERIALS - 0.5%
2,880	Eagle Materials, Inc. ^	235,498
10,560	Summit Materials, Inc. *	157,238
		392,736
	CONSUMER SERVICES - 1.8%
6,540	2U, Inc. * ^	270,691
6,660	Adtalem Global Education, Inc. *	221,112
11,760	Matthews International Corp.	257,544
1,440	Medifast, Inc.	234,317
11,160	Perdoceo Education Corp.* ^	160,369
1,392	Strategic Education, Inc.	142,777
		1,286,810
	CONTAINERS & PACKAGING - 0.4%
7,500	Greif, Inc. ^	276,375

	ELECTRIC UTILITIES - 1.4%
9,540	Clearway Energy, In	243,365
4,260	NextEra Energy Partners LP	256,963
5,160	NorthWestern Corp.	266,462
3,480	Ormat Technologies, Inc. ^	211,828
		978,618
	ELECTRICAL EQUIPMENT - 1.3%
3,866	AAON, Inc. ^	220,091
3,300	Advanced Energy Industries, Inc. * ^	244,596
6,600	Belden, Inc.	222,288
3,120	OSI Systems, Inc. *	245,700
		932,675
	ENGINEERING & CONSTRUCTION - 1.0%
5,700	Comfort Systems USA, Inc.	288,819
2,485	Exponent, Inc. ^	199,931
1,680	TopBuild Corp. *	258,384
		747,134
	ENTERTAINMENT CONTENT - 0.3%
8,280	AMC Networks, Inc. * ^	201,121

	FOOD - 2.4%
10,380	B&G Foods, In. ^	323,233
6,660	Cal-Maine Foods, Inc.	257,009
11,280	Fresh Del Monte Produce, Inc.	261,583
7,980	Hain Celestial Group, Inc. *	261,664
8,460	Phibro Animal Health Corp. ^	181,552
2,040	Sanderson Farms, Inc. ^	238,598
165	Tootsie Roll Industries, Inc. ^	5,278
5,100	TreeHouse Foods, Inc. * ^	218,331
		1,747,248

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
5,280	Boise Cascade Co.	$241,824
10,080	Domtar Corp.	287,482
8,460	Louisiana-Pacific Corp.	278,672
3,900	UFP Industries, Inc.	231,465
		1,039,443
	GAS & WATER UTILITIES - 0.9%
3,060	American States Water Co.	232,805
5,700	National Fuel Gas Co.	260,148
3,600	Northwest Natural Holding Co.	183,996
		676,949
	HEALTHCARE FACILITIES & SERVICES - 1.6%
6,208	Ensign Group, Inc.	363,416
2,400	Magellan Health, Inc. *	181,104
19,680	Select Medical Holdings Corp. *	394,978
8,242	Tenet Healthcare Corp. *	232,260
		1,171,758
	HOME & OFFICE PRODUCTS - 1.1%
10,320	Herman Miller, Inc.	245,926
9,708	HNI Corp.	309,200
3,060	iRobot Corp.*	226,532
		781,658
	HOME CONSTRUCTION - 1.0%
2,463	American Woodmark Corp. *	215,513
1,247	Cavco Industries, Inc. *	238,065
2,400	LGI Homes, Inc. * ^	268,464
		722,042
	HOUSEHOLD PRODUCTS - 1.3%
6,180	Central Garden & Pet Co. *	251,464
8,580	Edgewell Personal Care Co.	246,332
4,500	Energizer Holdings, Inc. ^	208,305
5,100	Nu Skin Enterprises, Inc.	241,077
		947,178
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.1%
6,607	AZZ, Inc. ^	229,461
4,620	Gibraltar Industries, Inc. *	288,496
9,600	Mueller Industries, Inc.	285,120
1,800	Proto Labs, Inc. * ^	264,600
9,240	Raven Industries, Inc.	229,614
1,890	Valmont Industries, Inc.	240,125
		1,537,416
	INDUSTRIAL SUPPORT SERVICES - 0.3%
4,200	Applied Industrial Technologies, Inc.	252,882

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
3,951	Houlihan Lokey, Inc.	231,529

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	INSURANCE - 3.1%
18,900	CNO Financial Group, Inc. ^	$308,070
2,520	eHealth, Inc.*	159,062
7,560	FBL Financial Group	280,098
82,900	Genworth Financial, Inc.*	250,358
5,640	Mercury General Corp.	252,277
11,460	National General Holdings Corp.	390,213
18,660	ProAssurance Corp.	285,871
5,100	Selective Insurance Group, Inc. ^	305,031
		2,230,980
	INTERNET MEDIA SERVICES - 0.7%
2,040	Stamps.com, Inc. *	508,654

	LEISURE FACILITIES & SERVICES - 2.2%
20,220	Extended Stay America, Inc.	252,548
3,000	Jack in the Box, Inc. ^	247,170
2,820	Papa John’s International, Inc.	277,178
10,033	St Joe Co. * ^	232,866
4,879	Texas Roadhouse, Inc. ^	307,328
1,800	Wingstop, Inc. ^	294,120
		1,611,210
	LEISURE PRODUCTS - 1.0%
13,200	Callaway Golf Co.	275,352
2,700	Fox Factory Holding Corp.* ^	272,187
1,620	Thor Industries, Inc.	152,977
		700,516
	MACHINERY - 4.3%
2,220	Alamo Group, Inc.	246,198
3,900	Albany International Corp.	202,410
11,940	Enerpac Tool Group Corp.	248,352
2,520	ESCO Technologies, Inc.	226,598
6,840	Federal Signal Corp.	219,701
8,940	Hillenbrand, Inc. ^	283,487
2,520	John Bean Technologies Corp.	258,325
7,020	Kennametal, Inc. ^	203,720
2,580	Lindsay Corp.	257,819
3,240	Regal Beloit Corp.	320,306
8,040	Rexnord Corp. * ^	232,838
5,820	SPX Flow, Inc.*	253,054
2,850	Tennant Co.	189,440
		3,142,248
	MEDICAL EQUIPMENT & DEVICES - 3.1%
7,091	Avanos Medical, Inc. *	229,748
4,620	BioTelemetry, Inc.* ^	182,860
1,440	ICU Medical, Inc.*	288,346
8,040	Inogen, Inc. * ^	243,049
2,724	Integer Holdings Corp.* ^	188,664
9,540	Luminex Corp.	254,623
5,160	Merit Medical Systems, Inc. *	253,356

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 3.1%
10,200	Natus Medical, Inc. * ^	$185,232
3,259	Neogen Corp. * ^	248,336
13,740	Varex Imaging Corp. * ^	152,377
		2,226,591
	METALS & MINING - 0.7%
31,860	Cleveland-Cliffs, Inc. ^	209,639
45,280	Hecla Mining Co.	272,586
		482,225
	OIL & GAS PRODUCERS - 2.6%
72,500	EnLink Midstream LLC	216,775
13,440	Holly Energy Partners LP	192,058
1,740	Murphy USA, Inc. *	234,656
18,501	PDC Energy, Inc. *	280,105
117,300	Southwestern Energy Co. * ^	326,094
11,580	Sunoco LP	307,217
14,760	Viper Energy Partners LP	150,257
7,080	World Fuel Services Corp.	186,912
		1,894,074
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
9,120	Dril-Quip, Inc. * ^	302,146
107,340	Frank’s International NV	247,955
37,380	MRC Global, Inc. *	212,692
25,320	NOW, Inc. * ^	184,076
		946,869
	PUBLISHING & BROADCASTING - 0.9%
24,120	EW Scripps Co.	268,214
5,760	John Wiley & Sons, Inc.	182,304
7,507	Scholastic Corp. ^	168,908
		619,426
	REAL ESTATE INVESTMENT TRUSTS - 6.8%
18,420	Acadia Realty Trust	208,883
3,480	Agree Realty Corp. ^	232,882
22,200	Brandywine Realty Trust ^	247,086
13,793	CareTrust REIT, Inc.	267,170
19,320	CoreCivic, Inc.	179,869
10,020	Corporate Office Properties Trust	246,893
46,260	DiamondRock Hospitality Co.	245,178
9,993	Four Corners Property Trust, Inc.	252,323
14,940	GEO Group, Inc. ^	166,730
8,220	Getty Realty Corp.	240,764
12,180	Mack-Cali Realty Corp. ^	153,833
7,260	Office Properties Income Trust	173,078
14,220	Physicians Realty Trust ^	258,093
15,360	Piedmont Office Realty Trust, Inc.	235,162
5,820	PotlatchDeltic Corp.	267,953
26,962	Retail Opportunity Investments Corp.	300,087
6,240	Saul Centers, Inc.	174,845
37,920	Summit Hotel Properties, Inc.	223,349

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 6.8%
10,440	Taubman Centers, Inc.	$399,852
24,300	Uniti Group, Inc.	238,626
20,356	Urban Edge Properties	214,959
		4,927,615
	RETAIL - CONSUMER STAPLES - 1.6%
4,800	Big Lots, Inc. ^	226,320
1,920	Ollie’s Bargain Outlet Holdings, Inc.* ^	183,437
3,596	PriceSmart, Inc. ^	236,437
11,220	Sprouts Farmers Market, Inc. * ^	261,987
4,680	Weis Markets, Inc. ^	230,396
		1,138,577
	RETAIL - DISCRETIONARY - 2.3%
3,480	Asbury Automotive Group, Inc.* ^	368,149
13,320	Buckle, Inc. ^	249,617
8,280	Dillard’s, Inc.	250,139
8,580	La-Z Boy, Inc. ^	278,850
1,500	Lithia Motors, Inc.	373,440
3,840	Monro, Inc.	176,986
		1,697,181
	SEMICONDUCTORS - 4.0%
17,940	Amkor Technology, Inc. * ^	218,778
6,180	Brooks Automation, Inc. ^	319,073
10,259	Cohu, Inc. ^	176,455
10,200	CTS Corp. ^	213,180
4,086	Diodes, Inc.*	199,642
4,380	II-VI, Inc. *	194,910
2,160	Inphi Corp. * ^	246,197
9,180	Kulicke & Soffa Industries, Inc.	220,136
9,600	MaxLinear, Inc. *	233,760
3,720	Power Integrations, Inc.	208,208
15,153	Rambus, Inc. * ^	203,505
4,200	Silicon Motion Technology Corp. - ADR	159,222
3,660	Synaptics, Inc. * ^	312,308
		2,905,374
	SOFTWARE - 4.4%
29,520	Allscripts Healthcare Solutions, Inc. * ^	263,614
3,300	Blackbaud, Inc. ^	210,705
3,600	Bottomline Technologies de, Inc. *	171,468
6,420	CommVault Systems, Inc. *	277,537
4,678	Cornerstone OnDemand, Inc. * ^	164,993
2,460	Envestnet, Inc. * ^	204,155
10,260	Inovalon Holdings, Inc. *	253,884
6,300	LivePerson, Inc. *	375,858
1,535	MicroStrategy, Inc. * ^	221,715
3,000	New Relic, Inc.* ^	184,290
2,671	Omnicell, Inc. * ^	178,102
5,400	Progress Software Corp.	204,606

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	SOFTWARE (continued) - 4.4%
2,210	Qualys, Inc. * ^	$234,569
4,860	Verint Systems, Inc. *	231,142
		3,176,638
	SPECIALTY FINANCE - 3.1%
5,948	Encore Capital Group, Inc. * ^	273,251
4,080	FirstCash, Inc.	243,780
3,720	GATX Corp. ^	248,794
89,343	Invesco Mortgage Capital, Inc. ^	268,029
660	LendingTree, Inc.*	203,900
13,260	Mr. Cooper Group, Inc.* ^	242,990
4,500	Nelnet, Inc. ^	294,705
5,700	PRA Group, Inc. *	266,048
26,820	SLM Corp. ^	204,905
		2,246,402
	STEEL - 1.2%
14,400	Commercial Metals Co.	300,528
27,600	United States Steel Corp.	216,108
7,560	Worthington Industries, Inc.	313,967
		830,603
	TECHNOLOGY HARDWARE - 3.2%
9,300	Benchmark Electronics, Inc. ^	182,373
3,514	Fabrinet *	245,207
39,120	Fitbit, Inc. * ^	248,803
4,500	InterDigital, Inc. ^	275,175
12,420	Knowles Corp. *	187,045
10,020	NetScout Systems, Inc. * ^	231,863
3,282	Plexus Corp. * ^	249,662
9,060	Sanmina Corp. *	256,398
19,260	TTM Technologies, Inc. * ^	220,719
2,640	Vicor Corp. * ^	229,759
		2,327,004
	TECHNOLOGY SERVICES - 3.0%
4,800	CSG Systems International, Inc. ^	204,336
3,096	ExlService Holdings, Inc. *	197,184
4,680	Green Dot Corp. *	243,641
4,620	LiveRamp Holdings, Inc.* ^	257,981
10,380	NIC, Inc. ^	221,924
6,300	Perficient, Inc. *	270,333
8,280	Sykes Enterprises, Inc.*	274,109
4,440	TTEC Holdings, Inc.	251,703
6,660	Virtusa Corp.* ^	263,336
		2,184,547
	TELECOMMUNICATIONS - 1.6%
15,060	8x8, Inc. * ^	254,213
2,880	Cogent Communications Holdings, Inc.	193,709
7,579	Iridium Communications, Inc.* ^	212,288
8,220	United States Cellular Corp.*	299,043
20,100	Vonage Holdings Corp.*	230,145
		1,189,398

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	TRANSPORTATION & LOGISTICS - 2.4%
4,980	Hub Group, Inc. *	$268,123
15,424	Marten Transport Ltd.	280,100
8,220	Matson, Inc.	329,375
1,920	Saia, Inc.*	257,664
8,880	SkyWest, Inc. ^	298,812
5,880	Werner Enterprises, Inc. ^	270,539
		1,704,613
	TRANSPORTATION EQUIPMENT - 0.5%
5,700	Navistar International Corp.*	182,286
10,320	Trinity Industries, Inc. ^	211,250
		393,536
	WHOLESALE - DISCRETIONARY - 0.3%
3,046	ePlus, Inc. *	233,689

	TOTAL COMMON STOCKS (Cost $66,705,691)	71,569,465

	COLLATERAL FOR SECURITIES LOANED - 28.9% ^^
	MONEY MARKET FUND - 28.9%
20,961,747	Fidelity Government Portfolio - Institutional Class, to yield 0.05% +	20,961,747
	TOTAL MONEY MARKET FUND (Cost $20,961,747)

	TOTAL INVESTMENTS - 127.7% (Cost $87,667,438)	$92,531,212
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.7)%	(20,092,421)
	NET ASSETS - 100.0%	$72,438,791

^	All or a portion of this security is segregated as collateral for securities on loan as of August 31, 2020. The total value of securities on loan as of August 31, 2020 is $20,519,818.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as August 31, 2020 is $20,961,747.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$71,569,465	$—	$—	$71,569,465
Money Market Fund	20,961,747	—	—	20,961,747
Total	$92,531,212	$—	$—	$92,531,212

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$88,392,884	$10,855,967	$(6,717,639)	$4,138,328

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.5%
	AUTOMOTIVE - 0.9%
1,196,000	Aptiv PLC	4.250	1/15/2026	$1,385,353

	BANKING - 0.8%
1,265,000	People’s United Financial, Inc.	3.650	12/6/2022	1,344,228

	BIOTECHNOLOGY & PHARMACEUTICAL - 2.1%
943,000	Celgene Corp.	3.950	10/15/2020	947,154
876,000	Celgene Corp.	3.625	5/15/2024	948,655
125,000	Celgene Corp.	3.875	8/15/2025	139,667
1,196,000	Zoetis, Inc.	3.900	8/20/2028	1,425,627
				3,461,103
	CHEMICALS - 0.7%
750,000	LyondellBasell Industries NV	6.000	11/15/2021	788,601
275,000	LyondellBasell Industries NV	5.750	4/15/2024	317,671
				1,106,272
	COMMERCIAL SUPPORT SERVICES - 1.5%
58,000	Block Financial LLC	5.500	11/1/2022	62,188
1,196,000	Cintas Corp. No. 2	3.700	4/1/2027	1,367,654
360,000	Republic Services, Inc.	2.900	7/1/2026	399,154
500,000	Waste Connections, Inc.	3.500	5/1/2029	571,263
				2,400,259
	CONTAINERS & PACKAGING - 1.1%
275,000	International Paper Co.	3.650	6/15/2024	304,554
1,308,000	International Paper Co.	3.000	2/15/2027	1,442,297
				1,746,851
	DIVERSIFIED INDUSTRIALS - 2.0%
1,531,000	Honeywell International, Inc.	2.500	11/1/2026	1,687,824
1,496,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,664,168
				3,351,992
	ELECTRIC & GAS MARKETING & TRADING - 1.3%
759,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	762,818
1,072,000	Consolidated Edison Co of New York, Inc.	4.000	12/1/2028	1,278,957
				2,041,775
	ELECTRIC UTILITIES - 6.3%
112,000	CenterPoint Energy, Inc.	2.500	9/1/2022	116,102
300,000	Entergy Corp.	2.950	9/1/2026	333,881
70,000	Kentucky Utilities Co.	3.300	10/1/2025	77,112
1,158,000	NSTAR Electric Co.	2.375	10/15/2022	1,201,207
1,196,000	NSTAR Electric Co.	3.250	5/15/2029	1,373,168
1,776,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,877,673
1,196,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,267,200
966,000	PPL Electric Utilities Corp.	3.000	9/15/2021	984,777
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,340
1,696,000	Virginia Electric and Power Co.	2.750	3/15/2023	1,784,024
1,106,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,243,380
				10,268,864
	ELECTRICAL EQUIPMENT - 4.5%
1,035,000	Amphenol Corp.	4.000	2/1/2022	1,074,515
1,711,000	Amphenol Corp.	4.350	6/1/2029	2,090,411
1,211,000	Amphenol Corp.	2.800	2/15/2030	1,330,770
1,196,000	Roper Technologies, Inc.	3.800	12/15/2026	1,387,084
1,350,000	Roper Technologies, Inc.	2.950	9/15/2029	1,485,363
				7,368,143

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ENGINEERING & CONSTRUCTION - 0.6%
1,196,000	Fluor Corp.	3.500	12/15/2024	$931,385
95,000	Fluor Corp.	4.250	9/15/2028	76,160
				1,007,545
	FOOD - 3.4%
1,000,000	Conagra Brands, Inc.	4.850	11/1/2028	1,224,079
1,196,000	JM Smucker Co.	3.500	10/15/2021	1,238,167
1,126,000	JM Smucker Co.	3.500	3/15/2025	1,265,717
1,583,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,841,920
				5,569,883
	GAS & WATER UTILITIES - 0.9%
1,292,000	NiSource, Inc.	3.490	5/15/2027	1,462,380

	HEALTHCARE FACILITIES & SERVICES - 3.3%
1,106,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,204,622
1,446,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,591,408
1,137,000	Express Scripts Holding Co.	3.900	2/15/2022	1,187,068
125,000	Express Scripts Holding Co.	4.500	2/25/2026	143,701
1,203,000	Express Scripts Holding Co.	3.400	3/1/2027	1,306,083
				5,432,882
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
700,000	Brookfield Finance, Inc.	4.850	3/29/2029	837,398
1,196,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,372,168
				2,209,566
	INSURANCE - 1.4%
1,196,000	Globe Life, Inc.	4.550	9/15/2028	1,422,953
851,000	Unum Group	5.625	9/15/2020	852,484
				2,275,437
	MACHINERY - 1.6%
1,106,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,216,334
1,253,000	Parker-Hannifin Corp.	3.250	6/14/2029	1,418,549
				2,634,883
	OIL & GAS PRODUCERS - 10.3%
1,106,000	EOG Resources, Inc.	2.625	3/15/2023	1,164,111
723,000	EOG Resources, Inc.	4.150	1/15/2026	838,122
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	140,240
1,230,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	1,303,366
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	43,279
375,000	Kinder Morgan, Inc.	4.300	6/1/2025	425,769
1,106,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,193,979
1,196,000	Noble Energy, Inc.	3.900	11/15/2024	1,328,493
1,196,000	ONEOK, Inc.	4.350	3/15/2029	1,252,569
1,106,000	ONEOK Partners LP	4.900	3/15/2025	1,207,695
750,000	Total Capital International SA	3.455	2/19/2029	865,507
1,446,000	Total Capital International SA	2.829	1/10/2030	1,609,378
1,196,000	Valero Energy Corp.	3.400	9/15/2026	1,320,065
1,277,000	Williams Cos., Inc.	3.350	8/15/2022	1,332,586
675,000	Williams Cos., Inc.	4.300	3/4/2024	741,999
1,446,000	Williams Cos., Inc.	3.900	1/15/2025	1,596,338
385,000	Williams Cos., Inc.	4.000	9/15/2025	430,917
				16,794,413
	OIL & GAS SERVICES & EQUIPMENT - 3.5%
1,510,000	Baker Hughes a GE Co. LLC	2.773	12/15/2022	1,581,692
1,808,000	Baker Hughes a GE Co. LLC	3.337	12/15/2027	1,974,252
1,206,000	Halliburton Co.	3.800	11/15/2025	1,324,147
389,000	National Oilwell Varco, Inc.	2.600	12/1/2022	401,816
500,000	National Oilwell Varco, Inc.	3.600	12/1/2029	493,340
				5,775,247

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE INVESTMENT TRUSTS - 23.8%
25,000	American Homes 4 Rent LP	4.900	2/15/2029	$29,949
300,000	American Tower Corp.	4.700	3/15/2022	319,295
1,256,000	American Tower Corp.	3.125	1/15/2027	1,388,043
1,058,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,103,581
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	41,979
1,696,000	AvalonBay Communities, Inc.	3.200	1/15/2028	1,894,257
1,181,000	Boston Properties LP	4.125	5/15/2021	1,200,479
1,196,000	Boston Properties LP	3.850	2/1/2023	1,278,358
1,196,000	Boston Properties LP	2.750	10/1/2026	1,293,790
1,381,000	CC Holdings GS V LLC	3.849	4/15/2023	1,491,837
1,100,000	Crown Castle International Corp.	5.250	1/15/2023	1,219,538
35,000	Duke Realty LP	4.000	9/15/2028	41,174
1,293,000	ERP Operating LP	4.625	12/15/2021	1,348,730
996,000	ERP Operating LP	3.000	4/15/2023	1,052,355
1,196,000	Kimco Realty Corp.	3.400	11/1/2022	1,258,574
1,196,000	Kimco Realty Corp.	2.700	3/1/2024	1,244,712
1,581,000	Prologis LP	4.250	8/15/2023	1,744,684
1,381,000	Prologis LP	3.750	11/1/2025	1,585,023
1,196,000	Prologis LP	3.875	9/15/2028	1,426,783
1,161,000	Prologis LP	2.250	4/15/2030	1,239,443
1,196,000	Realty Income Corp.	4.125	10/15/2026	1,390,729
1,148,000	Realty Income Corp.	3.000	1/15/2027	1,243,432
1,196,000	Realty Income Corp.	3.650	1/15/2028	1,337,417
1,696,000	Simon Property Group LP	2.500	7/15/2021	1,718,602
1,696,000	Simon Property Group LP	2.750	2/1/2023	1,765,046
1,196,000	Simon Property Group LP	3.750	2/1/2024	1,298,146
1,496,000	Simon Property Group LP	3.250	11/30/2026	1,644,585
1,081,000	Ventas Realty LP	3.750	5/1/2024	1,159,033
1,196,000	Ventas Realty LP	3.500	2/1/2025	1,290,186
10,000	Ventas Realty LP	4.125	1/15/2026	11,235
1,196,000	Ventas Realty LP	3.250	10/15/2026	1,277,661
1,081,000	Welltower, Inc.	4.500	1/15/2024	1,186,419
1,211,000	Welltower, Inc.	4.000	6/1/2025	1,365,182
				38,890,257
	RETAIL - CONSUMER STAPLES - 3.5%
1,350,000	Costco Wholesale Corp.	2.300	5/18/2022	1,397,860
1,446,000	Costco Wholesale Corp.	2.750	5/18/2024	1,565,234
1,218,000	Costco Wholesale Corp.	3.000	5/18/2027	1,373,360
1,211,000	Dollar Tree Inc	4.200	5/15/2028	1,429,943
				5,766,397
	RETAIL - DISCRETIONARY - 9.3%
150,000	AutoZone, Inc.	2.500	4/15/2021	151,524
1,606,000	AutoZone, Inc.	3.125	7/15/2023	1,717,327
1,156,000	AutoZone, Inc.	3.125	4/21/2026	1,275,995
1,196,000	AutoZone, Inc.	3.750	6/1/2027	1,368,342
100,000	Kohl’s Corp.	4.250	7/17/2025	98,784
2,196,000	Lowe’s Companies, Inc.	3.750	4/15/2021	2,224,902
1,196,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,235,375
1,581,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,641,984
1,196,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,308,432
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	162,677
1,176,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,280,954
1,565,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,748,909
1,035,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	1,040,506
				15,255,711

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SEMICONDUCTORS - 4.2%
1,196,000	Analog Devices, Inc.	3.900	12/15/2025	$1,375,580
750,000	Broadcom Corp.	3.625	1/15/2024	810,650
1,446,000	Broadcom Corp.	3.875	1/15/2027	1,605,120
1,196,000	Lam Research Corp.	3.800	3/15/2025	1,353,095
1,446,000	Lam Research Corp.	4.000	3/15/2029	1,732,991
				6,877,436
	SPECIALTY FINANCE - 0.0%
15,000	Air Lease Corp.	3.500	1/15/2022	15,335

	TRANSPORTATION & LOGISTICS - 6.7%
1,314,000	Norfolk Southern Corp.	3.250	12/1/2021	1,353,650
1,196,000	Norfolk Southern Corp.	3.000	4/1/2022	1,237,401
1,232,000	Norfolk Southern Corp.	3.850	1/15/2024	1,356,599
1,196,000	Norfolk Southern Corp.	2.900	6/15/2026	1,331,758
1,020,000	Union Pacific Corp.	4.000	2/1/2021	1,025,854
1,196,000	Union Pacific Corp.	3.646	2/15/2024	1,302,859
195,000	Union Pacific Corp.	3.750	3/15/2024	214,695
125,000	Union Pacific Corp.	2.750	3/1/2026	136,918
1,196,000	Union Pacific Corp.	3.000	4/15/2027	1,340,917
1,446,000	Union Pacific Corp.	3.950	9/10/2028	1,722,408
				11,023,059
	WHOLESALE - CONSUMER STAPLES - 3.5%
1,446,000	Sysco Corp.	2.600	6/12/2022	1,498,457
1,331,000	Sysco Corp.	3.750	10/1/2025	1,468,180
1,201,000	Sysco Corp.	3.300	7/15/2026	1,305,088
1,296,000	Sysco Corp.	3.250	7/15/2027	1,398,066
				5,669,791

	TOTAL CORPORATE BONDS (Cost $156,103,358)			161,135,062

	TOTAL INVESTMENTS - 98.5% (Cost - $156,103,358)			$161,135,062
	OTHER ASSETS LESS LIABILITIES - 1.5%			2,492,034
	NET ASSETS - 100.0%			$163,627,096

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$161,135,062	$—	$161,135,062
Total	$—	$161,135,062	$—	$161,135,062

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$156,103,358	$5,297,566	$(265,862)	$5,031,704

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 99.0%
	AUTOMOTIVE - 0.6%
8,500	Aptiv PLC	$732,020

	BANKING - 0.6%
28,696	Regions Financial Corp.	331,726
1,564	SVB Financial Group *	399,414
		731,140
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.5%
7,276	Alexion Pharmaceuticals, Inc. *	831,065
3,196	Regeneron Pharmaceuticals, Inc. *	1,981,296
8,704	Vertex Pharmaceuticals, Inc. *	2,429,460
13,872	Zoetis, Inc.	2,220,907
		7,462,728
	CHEMICALS - 0.4%
3,468	International Flavors & Fragrances, Inc. ^	429,304

	COMMERCIAL SUPPORT SERVICES - 3.0%
3,060	Cintas Corp.	1,019,714
9,996	Republic Services, Inc.	926,829
13,260	Waste Management, Inc.	1,511,640
		3,458,183
	CONSTRUCTION MATERIALS - 0.8%
2,040	Martin Marietta Materials, Inc.	413,855
4,148	Vulcan Materials Co. ^	497,760
		911,615
	CONTAINERS & PACKAGING - 0.8%
12,784	International Paper Co. ^	463,676
4,896	Sealed Air Corp. ^	192,413
8,160	WestRock Co.	247,493
		903,582
	DIVERSIFIED INDUSTRIALS - 6.5%
4,488	Dover Corp	492,962
18,564	Emerson Electric Co	1,289,641
22,848	Honeywell International Inc	3,782,486
9,656	Illinois Tool Works Inc	1,907,543
		7,472,632
	ELECTRIC UTILITIES - 7.9%
7,412	Alliant Energy Corp.	401,360
15,912	American Electric Power Co., Inc. ^	1,254,343
15,980	CenterPoint Energy, Inc.	320,719
10,336	Consolidated Edison, Inc.	737,370
5,780	DTE Energy Co.	685,913
6,188	Entergy Corp.	613,478
14,892	NextEra Energy, Inc.	4,157,400
9,520	WEC Energy Group, Inc. ^	895,642
		9,066,225
	ELECTRICAL EQUIPMENT - 3.5%
6,936	AMETEK, Inc.	698,455

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 3.5%
8,704	Amphenol Corp.	$955,699
10,948	Fortive Corp.	789,460
23,052	Johnson Controls International PLC	938,908
5,780	Keysight Technologies, Inc. *	569,446
		3,951,968
	ENTERTAINMENT CONTENT - 0.8%
21,624	Discovery, Inc. * ^	477,134
24,004	Discovery, Inc. - Class C * ^	479,360
		956,494
	FOOD - 0.7%
4,080	McCormick & Co., Inc. ^	841,296

	GAS & WATER UTILITIES - 0.2%
11,764	NiSource, Inc.	260,690

	HEALTHCARE FACILITIES & SERVICES - 2.7%
6,324	AmerisourceBergen Corp. ^	613,618
19,176	Centene Corp. *	1,175,872
4,420	Henry Schein, Inc. *	293,665
5,780	IQVIA Holdings, Inc. *	946,475
		3,029,630
	HOME CONSTRUCTION - 0.9%
10,812	DR Horton, Inc.	771,652
2,176	Mohawk Industries, Inc. *	200,910
		972,562
	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,176	United Rentals, Inc. * ^	385,261

	INSURANCE - 0.7%
22,780	Aflac, Inc. ^	827,370

	MACHINERY - 2.9%
17,408	Caterpillar, Inc.	2,477,332
4,012	Deere & Co.	826,512
		3,303,844
	MEDICAL EQUIPMENT & DEVICES - 5.3%
9,316	Agilent Technologies, Inc.	935,513
2,720	Align Technology, Inc. * ^	807,786
18,768	Edwards Lifesciences Corp. *	1,611,045
4,488	Illumina, Inc. *	1,603,203
1,496	Teleflex, Inc.	587,853
2,108	Waters Corp. *	455,876
		6,001,276
	METALS & MINING - 2.3%
22,100	Newmont Goldcorp Corp. ^	1,486,888
23,392	Southern Copper Corp.	1,125,155
		2,612,043

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	OIL & GAS PRODUCERS - 1.7%
7,480	Cheniere Energy, Inc. *	$389,334
5,848	Concho Resources, Inc. ^	303,979
17,272	EOG Resources Inc	783,112
4,964	Pioneer Natural Resources Co.	515,909
		1,992,334
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
23,392	Halliburton Co.	378,483
11,628	National Oilwell Varco, Inc.	139,536
41,956	Schlumberger NV	797,584
12,784	TechnipFMC PLC	98,437
		1,414,040
	REAL ESTATE INVESTMENT TRUSTS - 12.1%
3,944	Alexandria Real Estate Equities, Inc.	664,091
14,008	American Tower Corp. ^	3,490,093
13,464	Crown Castle International Corp.	2,197,998
2,516	Equinix, Inc. ^	1,987,086
12,444	Equity Residential ^	702,464
20,944	Prologis, Inc.	2,133,356
10,268	Realty Income Corp.	636,924
3,400	SBA Communications Corp. *	1,040,638
9,520	Simon Property Group, Inc. ^	645,932
5,372	WP Carey, Inc.	372,656
		13,871,238
	RETAIL - CONSUMER STAPLES - 4.0%
13,260	Costco Wholesale Corp.	4,609,972

	RETAIL - DISCRETIONARY - 4.2%
22,916	Lowe’s Cos, Inc. ^	3,774,036
10,812	Ross Stores, Inc.	984,757
		4,758,793
	SEMICONDUCTORS - 11.7%
11,764	Analog Devices, Inc. ^	1,374,976
17,612	NVIDIA Corp.	9,422,068
9,112	NXP Semiconductors NV	1,145,925
4,896	Skyworks Solutions, Inc.	709,186
7,276	Xilinx, Inc.	757,868
		13,410,023
	SOFTWARE - 2.0%
2,788	Palo Alto Networks, Inc. *	717,659
7,752	SS&C Technologies Holdings, Inc.	493,957
4,624	Synopsys, Inc. * ^	1,023,291
		2,234,907
	STEEL - 0.4%
8,908	Nucor Corp.	404,958

	TECHNOLOGY HARDWARE - 1.2%
5,984	Garmin Ltd. ^	620,002
38,964	Hewlett Packard Enterprise Co. ^	376,782

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	TECHNOLOGY HARDWARE (continued) - 1.2%
7,208	NetApp, Inc. ^	$341,587
		1,338,371
	TECHNOLOGY SERVICES - 5.7%
15,368	Cognizant Technology Solutions Corp.	1,027,504
3,944	Equifax, Inc.	663,657
2,652	Gartner, Inc. * ^	344,283
9,180	Global Payments, Inc.	1,621,371
2,720	MSCI, Inc.	1,015,294
11,288	Paychex, Inc.	863,193
4,896	Verisk Analytics, Inc.	913,936
		6,449,238
	TRANSPORTATION & LOGISTICS - 5.8%
24,480	CSX Corp.	1,871,741
3,468	JB Hunt Transport Services, Inc.	487,393
22,100	Union Pacific Corp.	4,252,924
		6,612,058
	TRANSPORTATION EQUIPMENT - 0.8%
10,064	PACCAR, Inc.	863,894

	WHOLESALE - CONSUMER STAPLES - 0.8%
15,980	Sysco Corp	961,037

	TOTAL COMMON STOCKS (Cost $95,631,997)	113,230,726

	COLLATERAL FOR SECURITIES LOANED - 12.6% ^^
	MONEY MARKET FUND - 12.6%
14,411,450	Fidelity Government Portfolio - Institutional Class, to yield 0.05% +	14,411,450
	TOTAL MONEY MARKET FUND (Cost $14,411,450)

	TOTAL INVESTMENTS - 111.6% (Cost $110,043,447)	$127,642,176
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%	(13,248,406)
	NET ASSETS - 100.0%	$114,393,770

^	All or a portion of this security is segregated as collateral for securities on loan as of August 31, 2020. The total value of securities on loan as of August 31, 2020 is $14,125,446.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as August 31, 2020 is $14,411,450.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$113,230,726	$—	$—	$113,230,726
Money Market Fund	14,411,450	—	—	14,411,450
Total	$127,642,176	$—	$—	$127,642,176

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$110,673,789	$18,701,237	$(1,732,850)	$16,968,387

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE & DEFENSE - 0.5%
55,997	Embraer SA - ADR ^	$296,784

	APPAREL & TEXTILE PRODUCTS - 1.2%
5,422	Cie Financiere Richemont SA	359,841
1,793	Swatch Group AG	380,324
		740,165
	ASSET MANAGEMENT - 1.9%
4,377	Groupe Bruxelles Lambert SA	406,106
243,893	Melrose Industries PLC	332,439
414	Partners Group Holding AG	421,977
		1,160,522
	AUTOMOTIVE - 3.6%
4,686	Aptiv PLC	403,558
3,543	Cie Generale des Etablissements Michelin	400,929
15,643	Nokian Renkaat OYJ	436,464
53,559	Tata Motors Ltd. - ADR	521,665
14,161	Valeo SA	433,558
		2,196,174
	BANKING - 11.2%
62,710	Bank Hapoalim BM	380,554
71,780	Bank Leumi Le-Israel	368,350
81,078	Commerzbank AG *	471,542
7,717	Commonwealth Bank of Australia	389,681
38,497	Credit Agricole SA	395,396
27,135	Danske Bank A/S	420,845
8,124	HDFC Bank Ltd. - ADR ^	402,950
37,427	ICICI Bank Ltd. - ADR ^	401,966
176,197	Investec PLC	347,627
6,060	KBC Group NV	348,603
4,381	Macquarie Group Ltd.	413,744
100,552	Malayan Banking Bhd - ADR	359,473
5,932	mBank SA *	304,155
463,644	Metropolitan Bank & Trust Co.	320,348
28,546	National Australia Bank Ltd.	378,524
140,024	Natixis SA	385,999
58,136	Nedbank Group Ltd.	329,402
18,753	Raiffeisen Bank International AG *	336,415
		6,755,574
	CHEMICALS - 8.3%
2,533	Air Liquide SA	421,230
2,082,129	AKR Corporindo Tbk PT	414,639
4,100	AKZO Nobel NV	406,688
3,874	Arkema SA	430,416
6,887	Brenntag AG	432,087
5,743	Croda International PLC	453,686

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	CHEMICALS (continued) - 8.3%
101	Givaudan SA	$425,110
117,175	ICL Group Ltd.	436,642
10,518	Imerys SA	427,938
13,662	Johnson Matthey PLC	434,453
53,397	K+S AG	372,688
5,593	LyondellBasell Industries NV	366,230
		5,021,807
	COMMERCIAL SUPPORT SERVICES - 3.6%
16,775	Bureau Veritas SA	381,079
8,269	Edenred	427,911
260,792	G4S PLC	501,433
5,349	Intertek Group PLC	420,842
8,164	Randstad Holding NV	426,383
		2,157,648
	CONSTRUCTION MATERIALS - 1.4%
18,723	James Hardie Industries PLC - ADR	426,891
8,332	LafargeHolcim Ltd.	396,960
		823,851
	CONSUMER SERVICES - 0.5%
288,301	Cogna Educacao - ADR	281,757

	CONTAINERS & PACKAGING - 1.3%
36,236	AMCOR PLC - ADR	405,995
49,229	Brambles Ltd.	403,757
		809,752
	DIVERSIFIED INDUSTRIALS - 1.4%
17,027	Alfa Laval AB	417,337
9,755	Pentair PLC	440,341
		857,678
	ELECTRIC UTILITIES - 3.5%
367,834	Aboitiz Equity Ventures, Inc.	364,155
30,530	AGL Energy Ltd.	334,161
173,848	Cia Energetica de Minas Gerais - ADR ^	340,742
41,769	Enel SpA	379,098
88,334	Origin Energy Ltd.	365,834
33,702	Tenaga Nasional Bhd - ADR	347,468
		2,131,458
	ELECTRICAL EQUIPMENT - 4.2%
16,226	ABB Ltd.	413,917
3,594	Allegion PLC ^	371,584
10,608	Johnson Controls International PLC	432,064
5,342	Kone OYJ	458,969
15,610	Prysmian SpA	437,596
1,542	Schindler Holding AG	412,878
		2,527,008

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	ENGINEERING & CONSTRUCTION - 1.2%
18,761	Boskalis Westminster	$393,998
3,781	Vinci SA	355,330
		749,328
	FOOD - 1.4%
15,029	Associated British Foods PLC	411,718
41,520	Orkla ASA	425,439
		837,157
	FOREST & PAPER PRODUCTS - 0.6%
12,301	UPM-Kymmene OYJ	373,816

	GAS & WATER UTILITIES - 0.5%
32,514	Cia de Saneamento Basico do Estado de Sao Paulo - ADR *	282,872

	HEALTHCARE FACILITIES & SERVICES - 0.6%
8,026	Ramsay Health Care Ltd.	386,172

	HOME CONSTRUCTION - 1.4%
738	Geberit AG	426,679
12,483	Persimmon PLC	437,910
		864,589
	INDUSTRIAL SUPPORT SERVICES - 1.5%
4,461	Ferguson PLC	440,573
33,285	Rexel SA	446,239
		886,812
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
3,463	London Stock Exchange Group PLC	408,037

	INSURANCE - 3.9%
107,107	Direct Line Insurance Group PLC	422,919
19,578	Gjensidige Forsikring ASA	419,851
89,522	Insurance Australia Group Ltd.	315,803
132,763	Legal & General Group PLC	386,279
69,398	RSA Insurance Group PLC	417,492
10,506	Sampo OYJ	423,806
		2,386,150
	INTERNET MEDIA & SERVICES - 1.3%
1,964	Naspers Ltd.	358,543
13,837	Trip.com Group Ltd. - ADR *	418,431
		776,974
	LEISURE FACILITIES & SERVICES - 0.7%
12,431	Whitbread PLC	420,939

	MACHINERY - 1.4%
31,252	IMI PLC	441,464
21,350	Sandvik AB	420,319
		861,783

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 4.2%
2,712	Cochlear Ltd.	$385,388
2,328	Coloplast A/S	395,876
12,968	Demant A/S *	387,916
2,765	EssilorLuxottica SA	370,693
18,314	Smith & Nephew PLC	373,095
25,494	Top Glove Corp Bhd - ADR	633,526
		2,546,494
	METALS & MINING - 8.7%
5,200,144	Adaro Energy Tbk PT	387,444
15,638	Anglo American PLC	383,719
32,441	Antofagasta PLC	466,512
17,623	BHP Group PLC	404,158
16,275	Boliden AB	486,649
38,021	Fortescue Metals Group Ltd.	489,823
33,477	Fresnillo PLC	565,904
156,562	Grupo Mexico SAB de CV	417,766
17,305	Newcrest Mining Ltd.	409,021
128,302	Norsk Hydro ASA	412,346
6,408	Rio Tinto PLC	397,683
63,625	Vedanta Ltd. - ADR ^	446,011
		5,267,036
	OIL & GAS PRODUCERS - 3.6%
18,689	Ampol Ltd.	359,634
36,674	Eni SpA	342,110
24,669	Equinor ASA	402,527
6,644	Koninklijke Vopak NV	365,670
42,175	Petroleo Brasileiro SA - ADR *	344,570
103,368	Ultrapar Participacoes SA - ADR	363,855
		2,178,366
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
47,677	TechnipFMC PLC	367,113

	REAL ESTATE INVESTMENT TRUSTS - 4.1%
73,314	British Land Co. PLC	358,985
4,876	Covivio	362,133
53,213	Dexus	347,493
35,112	Goodman Group	475,457
122,170	GPT Group	346,044
279,145	Hammerson PLC ^	181,013
49,575	Land Securities Group PLC	383,734
		2,454,859
	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
21,866	Ayala Corp.	330,797
487,911	Ayala Land, Inc.	289,818
222,870	Mirvac Group	347,778
		968,393

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	RENEWABLE ENERGY - 0.9%
3,550	Vestas Wind Systems A/S	$540,885

	RETAIL - CONSUMER STAPLES - 1.2%
27,194	Cia Brasileira de Distribuicao - ADR	314,907
151,993	Wm Morrison Supermarkets PLC	391,352
		706,259
	RETAIL - DISCRETIONARY - 3.0%
129,954	Kingfisher PLC	470,327
270,520	Marks & Spencer Group PLC	402,418
5,672	Next PLC	458,558
6,374	Pandora A/S	466,531
		1,797,834
	SEMICONDUCTORS - 2.7%
996	ASML Holding NV	374,384
15,700	Infineon Technologies AG	434,862
3,077	NXP Semiconductors NV	386,963
13,483	STMicroelectronics NV - ADR ^	407,861
		1,604,070
	SOFTWARE - 0.7%
42,697	Sage Group PLC	423,395

	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd.*	4,633

	TECHNOLOGY HARDWARE - 0.8%
40,149	Telefonaktiebolaget LM Ericsson	466,662

	TECHNOLOGY SERVICES - 1.6%
39,175	Infosys Ltd. - ADR	493,605
113,897	Wipro Ltd. - ADR	489,757
		983,362
	TELECOMUNICATIONS - 1.2%
39,510	Mobile TeleSystems PJSC	368,233
38,764	Telefonica Brasil SA ^	338,410
		706,643
	TRANSPORTATION & LOGISTICS - 4.8%
3,375	Aeroports de Paris	354,390
88,019	Babcock International Group PLC	320,678
37,439	easyJet PLC	317,416
8,016	Fraport AG Frankfurt Airport Services Worldwide	365,830
30,510	Grupo Aeroportuario del Sureste SAB de CV	346,433
2,181	Kuehne + Nagel International AG	423,992
158,444	Royal Mail PLC	380,807
5,169	Ryanair Holdings PLC - ADR	418,172
		2,927,718

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	TRANSPORTATION EQUIPMENT - 0.7%
23,021	Volvo AB	$446,810

	WHOLESALE - DISCRETIONARY - 0.7%
13,896	Bunzl PLC	450,639

	TOTAL COMMON STOCKS (Cost $55,653,028)	59,835,978

	COLLATERAL FOR SECURITIES LOANED - 4.1% ^^
	MONEY MARKET FUND - 4.1%
2,485,432	Fidelity Government Portfolio - Institutional Class, to yield 0.05% +	2,485,432
	TOTAL MONEY MARKET FUND (Cost $2,485,432)

	TOTAL INVESTMENTS - 103.0% (Cost $58,138,460)	$62,321,410
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(1,825,972)
	NET ASSETS - 100.0%	$60,495,438

^	All or a portion of this security is segregated as collateral for securities on loan as of August 31, 2020. The total value of securities on loan as of August 31, 2020 is $2,420,690.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as August 31, 2020 is $2,485,432.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

ADR - American Depositary Receipt

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services –Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$59,835,978	$—	$—	$59,835,978
Money Market Fund	2,485,432	—	—	2,485,432
Total	$62,321,410	$—	$—	$62,321,410

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$58,147,542	$7,153,065	$(2,979,197)	$4,173,868

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 79.1%
	ASSET MANAGEMENT - 0.9%
30,759	Franklin Resources, Inc. ^	$647,785

	BANKING - 0.9%
58,560	People’s United Financial, Inc.	619,565

	BIOTECHNOLOGY & PHARMACEUTICALS - 5.1%
6,607	Alexion Pharmaceuticals, Inc. * ^	754,652
7,131	Incyte Corp. *	687,072
1,153	Regeneron Pharmaceuticals, Inc. *	714,779
4,298	Seattle Genetics, Inc. *	680,545
2,516	Vertex Pharmaceuticals, Inc. *	702,266
		3,539,314
	CHEMICALS - 1.0%
5,573	PPG Industries, Inc.	670,989

	COMMERCIAL SUPPORT SERVICES - 2.0%
2,102	Cintas Corp. ^	700,470
7,457	Republic Services, Inc.	691,413
		1,391,883
	CONTAINERS & PACKAGING - 1.0%
18,474	International Paper Co. ^	670,052

	DIVERSIFIED INDUSTRIALS - 1.9%
9,457	Emerson Electric Co.	656,978
3,361	Illinois Tool Works, Inc.	663,966
		1,320,944
	ELECTRIC UTILITIES - 2.9%
33,184	CenterPoint Energy, Inc.	666,003
5,672	DTE Energy Co. ^	673,096
23,432	PPL Corp.	647,426
		1,986,525
	ELECTRICAL EQUIPMENT - 2.9%
6,197	Amphenol Corp.	680,431
9,042	Fortive Corp.	652,019
16,497	Johnson Controls International PLC	671,923
		2,004,373
	FOOD - 1.0%
5,882	J M Smucker Co. ^	706,899

	HEALTHCARE FACILITIES & SERVICES - 1.9%
10,390	Centene Corp. *	637,115
4,208	IQVIA Holdings, Inc. *	689,060
		1,326,175
	HOME CONSTRUCTION - 1.0%
9,463	DR Horton, Inc. ^	675,374

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
13,220	Interactive Brokers Group, Inc. ^	$700,924
6,826	Intercontinental Exchange, Inc.	725,126
		1,426,050
	INSURANCE - 0.9%
17,954	Aflac, Inc. ^	652,089

	MACHINERY - 1.0%
4,724	Caterpillar, Inc.	672,272

	MEDICAL EQUIPMENT & DEVICES - 7.0%
6,938	Agilent Technologies, Inc.	696,714
2,203	Align Technology, Inc. * ^	654,247
1,574	DexCom, Inc. *	669,595
8,613	Edwards Lifesciences Corp. *	739,340
1,992	Illumina, Inc. *	711,582
946	Intuitive Surgical, Inc. * ^	691,375
3,879	ResMed, Inc. ^	701,246
		4,864,099
	METALS & MINING - 3.2%
48,504	Freeport-McMoRan, Inc. ^	757,147
10,707	Newmont Corp. ^	720,367
14,912	Southern Copper Corp. ^	717,267
		2,194,781
	OIL & GAS PRODUCERS - 5.5%
42,983	Apache Corp.	636,148
12,806	Concho Resources, Inc. ^	665,656
13,754	EOG Resources, Inc.	623,606
17,740	Marathon Petroleum Corp. ^	629,060
22,574	ONEOK, Inc.	620,334
6,096	Pioneer Natural Resources Co.	633,557
		3,808,361
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
38,668	Baker Hughes Co. ^	552,179

	REAL ESTATE INVESTMENT TRUSTS - 5.0%
2,728	American Tower Corp. ^	679,681
844	Equinix, Inc.	666,574
12,379	Equity Residential	698,795
3,464	Public Storage	735,754
9,972	Simon Property Group, Inc. ^	676,600
		3,457,404
	RETAIL - CONSUMER STAPLES - 2.0%
1,994	Costco Wholesale Corp.	693,234
6,824	Dollar Tree, Inc. *	656,946
		1,350,180

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	RETAIL - DISCRETIONARY - 4.0%
3,466	Burlington Stores, Inc. * ^	$682,559
4,307	Lowe’s Cos., Inc. ^	709,320
1,999	Lululemon Athletica, Inc. * ^	750,964
7,249	Ross Stores, Inc.	660,239
		2,803,082
	FOOD - 6.8%
5,668	Analog Devices, Inc. ^	662,476
1,999	Broadcom, Inc. ^	693,953
3,255	KLA Corp. ^	667,731
1,786	Lam Research Corp. ^	600,703
6,609	Microchip Technology, Inc.	725,007
5,458	NXP Semiconductors NV	686,398
6,406	Xilinx, Inc.	667,249
		4,703,517
	SOFTWARE - 5.3%
9,342	Cerner Corp. *	685,423
2,625	Palo Alto Networks, Inc. *	675,701
1,574	ServiceNow, Inc. * ^	758,699
3,566	Splunk, Inc. *	782,131
2,624	Veeva Systems, Inc. *	740,676
		3,642,630
	SPECIALTY FINANCE - 1.0%
90,217	Annaly Capital Management, Inc.	663,095

	STEEL - 1.0%
14,708	Nucor Corp. ^	668,626

	TECHNOLOGY SERVICES - 6.1%
10,087	Cognizant Technology Solutions Corp. ^	674,417
844	CoStar Group, Inc. *	716,219
4,724	Fidelity National Information Services, Inc.	712,616
2,935	FleetCor Technologies, Inc. *	738,006
9,132	Paychex, Inc.	698,324
3,571	Verisk Analytics, Inc.	666,599
		4,206,181
	TRANSPORTATION & LOGISTICS - 2.0%
3,258	Norfolk Southern Corp.	692,423
3,571	Union Pacific Corp.	687,203
		1,379,626
	TRANSPORTATION EQUIPMENT - 0.9%
7,462	PACCAR, Inc.	640,538

	WHOLESALE - CONSUMER STAPLES - 1.0%
11,343	PACCAR, Inc.	682,168

	WHOLESALE - DISCRETIONARY - 1.0%
6,727	Copart, Inc. *	695,034

	TOTAL COMMON STOCKS (Cost $52,235,026)	54,621,790

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 19.6%
	FIXED INCOME - 19.6%
192,255	Vanguard Intermediate-Term Treasury ETF	$13,546,287
	TOTAL COMMON STOCKS (Cost $13,546,769)

	COLLATERAL FOR SECURITIES LOANED - 21.0% ^^
	MONEY MARKET FUND - 21.0%
14,479,526	Fidelity Government Portfolio - Institutional Class, to yield 0.05% +	14,479,526
	TOTAL MONEY MARKET FUND (Cost $14,479,526)

	TOTAL INVESTMENTS - 119.7% (Cost $80,261,321)	$82,647,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7)%	(13,599,121)
	NET ASSETS - 100.0%	$69,048,482

^	All or a portion of this security is segregated as collateral for securities on loan as of August 31, 2020. The total value of securities on loan as of August 31, 2020 is $14,189,488.

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as August 31, 2020 is $14,479,526.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2020.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

RISN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$54,621,790	$—	$—	$54,621,790
Exchange Traded Fund	13,546,287	—	—	13,546,287
Money Market Fund	14,479,526	—	—	14,479,526
Total	$82,647,603	$—	$—	$82,647,603

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$80,261,321	$3,008,168	$(621,886)	$2,386,282